Income tax (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Tax [Line Items]
Taxable temporary differences associated with investments in subsidiaries for which deferred taxes have not been recognized	$ 181.8	$ 242.1
CANADA
Disclosure Of Income Tax [Line Items]
Tax losses	$ 69.9	$ 64.0